RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 2,089		$ 5,458
Key management personnel compensation discretionary bonus			$ 5,224
Non-Executive Chairman [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation		$ 5		$ 5